Prepayments and Other Current Assets	6 Months Ended
Dec. 31, 2024
Prepayments and Other Current Assets [Abstract]
PREPAYMENTS AND OTHER CURRENT ASSETS

NOTE 5 — PREPAYMENTS AND OTHER CURRENT ASSETS

Prepayments and other current assets consisted of the following:

	December 31, 2024	June 30, 2024
	(Unaudited)	(Audited)
VAT recoverable	$41,419	$39,161
Prepaid expenses and others current assets	93,921	54,056
Loans to third parties*	-	9,457,764
Subtotal	135,340	9,550,981
Less: allowance for Credit losses	(811)	(112,541)
Total	$134,529	$9,438,440

*	During the year ended June 30, 2024, the Company provided loans to some third parties for their working capital needs. These loans have a term of one year and bear interest at 8% per annum. As of December 31,2024, Elitepro Innovation Limited who borrowed approximately $5.3 million from the Company had repaid all principal and $240,576 in interest. Nexustech Services Limited who borrowed approximately $6.1 million from the Company had repaid all principal and $236,990 in interest.

Allowance for credit losses movement is as follows:

	For the six months ended December 31,	For the six months ended December 31,
	2024	2023
Beginning balance	$112,541	$-
Provision	581	-
Reduction	(112,311)	-
Ending balance	$811	$-